ACCOUNTING POLICIES, JUDGMENTS, ASSUMPTIONS AND ESTIMATES - (Policies)	12 Months Ended
Dec. 31, 2017
Disclosure of significant accounting policies [abstract]
Explanation of measurement bases used in preparing financial statements [text block]

a) Accounting policies and underlying assumptions and estimates

In preparing financial statements, we make assumptions and estimates based on our historical experience, current trends and all available information we believe is relevant at the time we prepare the financial statements. However, we cannot determine future events and their effects with certainty. Accordingly, as confirming events occur, actual results could ultimately differ from our assumptions and estimates. Such differences could be material. We have provided analysis of sensitivity to assumptions elsewhere in the notes to these financial statements in instances where it is relevant to understanding management’s assumptions about the future. Sensitivity analysis presents the impact of reasonably possible hypothetical changes to one assumption at December 31, 2017, while holding other assumptions constant. In practice, it is unlikely that the hypothetical change would occur in isolation as variables may have interdependencies. Accordingly, such analysis provides only an approximation of the sensitivity to the individual assumptions shown and may not be representative of the full impact on our financial position and results of operations

Revenue recognition (IAS 18)

Revenue recognition (IAS 18)

We recognize revenue when we meet the requirements of IAS 18. For the sale of goods, risks and rewards of ownership pass to our customers based on the contractual terms of the arrangement. In most cases, the terms of the arrangement are such that risks and rewards transfer when product is:

  Picked up by our customer at our Retail farm centers or at a Wholesale manufacturing site or a distribution facility
  Delivered to the destination specified by our customer if we retain inventory risk during the delivery period
  Delivered to the vessel on which the product will be shipped, or
  Delivered to the destination port.

We recognize revenue for nutrient or crop protection application services and agronomic and precision agriculture services when the service is complete. We deduct provisions for returns, trade discounts and rebates from revenue.

We provide customer incentives, such as rebates, based on value or tonnage purchased. We make various estimates to recognize the impact of rebates and other incentives on revenue, including our ability to collect consideration for a sale, the impact of estimated customer product returns and some customer incentive programs, whether we are acting as an agent or principal in a sale, and whether a service is complete. We make estimates of returns and incentives based on historical and forecasted data, contractual terms and current conditions. Because of the nature of our sales of goods and services, any single estimate would have only a negligible impact on revenue recognition.

Because of the short-term nature of our contracts with customers, recognition of revenue does not result in significant estimation uncertainty.

Property, plant and equipment (IAS 16, IAS 23, IAS 36, IAS 37)

Property, plant and equipment (IAS 16, IAS 23, IAS 36, IAS 37)

In our mining, milling and other manufacturing facilities, we capitalize components requiring replacement at regular intervals, major inspections and overhauls, spare parts used in connection with specific equipment and standby equipment. We capitalize such costs if they meet the asset recognition criteria of IAS 16 and the asset has an estimated useful life of greater than one year. We immediately write off remaining carrying value of components replaced. We depreciate each component over the lesser of its estimated useful life and the remaining period until the next replacement or major inspection or overhaul.

If the construction or preparation for use of property, plant or equipment extends over more than 12 months, we capitalize borrowing costs up to the date of completion as part of the cost of acquisition or construction.

We move an asset from the construction phase to the production phase and begin depreciation when the asset is available for use in the manner intended by management.

We present property, plant and equipment at cost net of accumulated depreciation and accumulated impairment losses.

We depreciate property, plant and equipment directly related to our nitrogen, phosphate and potash operations using the units of production method. We depreciate the rest of our property, plant and equipment using the straight-line method using the following estimated useful lives, which we reassess annually:

Buildings and improvements 4 – 60 years

Machinery and equipment 1 – 60 years

Other 1 – 45 years

We make assumptions about the use of an asset based on the level of capital expenditures compared to construction cost estimates; completion of a reasonable period of testing of the asset; ability to produce product in saleable form within specifications; and ability to sustain ongoing production.

We depreciate potash-related assets over the shorter of estimates of reserves and service lives and nitrogen and phosphate plant assets based on their productive capacity.

Intangible assets other than goodwill (IAS 38)

Intangible assets other than goodwill (IAS 38)

We initially measure finite-lived intangible assets, such as customer relationships, at cost and amortize them over their estimated useful lives. Intangible assets with indefinite useful lives, such as certain brand names, are not amortized. We capitalize costs for internally generated intangible assets, such as development costs, when costs meet criteria for feasibility. We expense research and development expenditures that do not meet the capitalization criteria.

We amortize finite-lived intangible assets on a straight-line basis using the following estimated useful lives, which we reassess annually:

Trade names 5 – 10 years

Customer relationships 7 – 10 years

Technology 3 – 7 years

Other 5 – 20 years

Assets held for sale and discontinued operations (IFRS 5)

Assets held for sale and discontinued operations (IFRS 5)

We measure assets held for sale at the lower of their carrying amount and FVLCD and once classified as held for sale, property, plant and equipment is no longer depreciated. We disclosed information about discontinued operations in note 31. For assets held for sale, we make estimates of the value of the asset and when we will complete the sale. We estimate FVLCD using assumptions an independent market participant would use about the future cash flows of the asset and its eventual disposal. Assumptions include production or sales volumes, sales prices, selling margins and discount rates.

Rebates (IAS 2)

Rebates (IAS 2)

Our vendors may offer us various incentives to purchase products for resale. We account for vendor rebates and prepay discounts as a reduction of the prices of the suppliers’ products. Rebates based on the amount of materials purchased reduce cost of product as we sell inventory. We offset rebates based on sales volume to cost of product sold if we have earned the rebate based on sales volume of products.

We accrue rebates that are probable and that we can reasonably estimate. We accrue rebates that are not probable or estimable when we achieve certain milestones. We accrue rebates not covered by binding agreements or published vendor programs when we obtain conclusive documentation of right of receipt.

We participate in diverse vendor arrangements, some of which are highly complex. Where it is probably that we will receive a rebate and we can reasonably estimate the amount, we record accruals for some vendor rebates by estimating the point at which we will have completed our performance under an agreement. To determine this, we analyze and review historical trends to apply rates negotiated with our vendors to estimated and actual purchase volumes to determine accruals. Estimated amounts accrued throughout the year could be impacted if actual purchase volumes differ from projected volumes.

Inventories (IAS 2) and Rebates (IAS 2)

Inventories (IAS 2)

We measure inventories at the lower of cost on a weighted average basis and net realizable value.

We calculate the net realizable value of inventories based on estimates and assumptions about a combination of interrelated factors affecting forecasted selling prices, including demand and supply variables. Demand variables include grain and oilseed prices, stock-to-use ratios and changes in inventories in distribution channels. Supply variables include forecasted prices of raw materials such as natural gas, operating rates and crop nutrient inventory levels.

Provisions (IAS 37)

Provisions (IAS 37)

Our most significant provisions relate to asset retirement of our nitrogen and phosphate manufacturing facilities at the CPO phosphate mining and processing sites and Redwater facility, environmental remediation at the CPO phosphate mining and processing sites, and Manitoba mining properties.

We discount a provision to its present value using a pre-tax, risk-free discount rate. We do not recognize contingent liabilities (obligations that we cannot measure with sufficient reliability or obligations for which it is not probable that an outflow of resources will be required to settle the obligation). We have described policy choices applying to provisions and contingent liabilities in notes 29 and 34.

Estimating the ultimate settlement of provisions requires us to make complex and interrelated assumptions based on experience with similar matters, past history, precedents, evidence and facts specific to each matter.

Provisions (IAS 37)

We distinguish between provisions and contingent liabilities based on the probability of an outflow of resources embodying economic benefits and the availability of information to make a sufficiently reliable estimate. We make judgments as to whether an obligation exists and whether an outflow of resources embodying economic benefits for a liability of uncertain timing or amount is probable, not probable, or remote. These judgments determine whether we recognize or disclose an amount in the financial statements.

Our provisions are measured based on our best estimate of the amount and timing of expected future cash outflows to settle the obligation. We consider all available information relevant to each specific matter. In 2017, we continued to review our litigation, asset retirement and environmental remediation provisions.

Share-based compensation (IFRS 2)

Share-based compensation (IFRS 2)

We recognize share-based payment transactions when we obtain services from an employee. Except for stock options, we expect to settle our share-based compensation plans in cash. These cash-settled awards are measured at the fair value of the liability and we remeasure liabilities at the end of each reporting period and at the date of settlement. We have described our policy choices applying to our plans in note 19.

In valuing our share-based payment transactions and liabilities, we make assumptions about the future volatility of our share price, expected dividend yield, future employee turnover rates, future employee stock option exercise behavior and corporate performance. Such estimates and assumptions are inherently uncertain.

Leases (IAS 17, IFRIC 4)

Leases (IAS 17, IFRIC 4)

An arrangement may be or contain a lease according to the substance of the arrangement. This is the case if the arrangement is dependent on the use of an asset or conveys a right to use an asset, even if not explicitly stated.

Leasing arrangements primarily relate to railcars and other rolling stock, which we have classified as operating leases as we do not have substantially all the risks and rewards of ownership of the leased assets.

Income taxes (IAS 12)

Income taxes (IAS 12)

The largest components of our deferred income tax balances relate to asset retirement and environmental remediation provisions and property, plant and equipment.

In determining our provision for income taxes, we use an annual effective income tax rate based on annual income, permanent differences between book and tax income, and substantially enacted income tax rates. We adjust our annual effective income tax rate as additional information on outcomes or events becomes available.

We recognize a tax benefit or liability for an uncertain tax position when our best estimate is that the position is more likely than not to be sustained on examination, based on a qualitative assessment of all relevant factors.

We make assumptions to estimate the exposures associated with our various filing positions. We recognize a provision when it becomes probable that we will incur additional tax liabilities for such exposures. Changes in tax law, the level and geographic mix of earnings and the results of tax audits also affect our effective income tax rate.

Determining tax provisions requires that we make assumptions about the ultimate outcome of a filing position, which can change over time depending on facts and circumstances.

We have recognized the impact of the recent U.S. tax reform in our income tax provision. The ultimate impact may differ from the amounts recorded due to changes in interpretations and assumptions we have made or additional regulatory guidance that may be issued.

Employee future benefits (IAS 19)

Employee future benefits (IAS 19)

The funding of our employee future benefit liabilities is roughly evenly split between defined benefit pension plans and unfunded medical plans. Expenses for employee future benefits primarily consist of annual costs for unfunded defined contribution pension plans. For defined benefit pension plans, we recognize a defined benefit obligation, based on actuarial assumptions, net of the fair value of plan assets.

We use actuarial assumptions to determine the obligations for employee future benefits at each reporting period. These assumptions include the discount rate, expected long-term rate of return on assets, rate of increase in compensation levels, mortality rates, and health care cost trend rates. We have provided detailed information on the assumptions used in note 18.

Impairment of goodwill and indefinite-lived intangible assets (IAS 36)

Impairment of goodwill and indefinite-lived intangible assets (IAS 36)

In completing our goodwill impairment testing, we selected FVLCD methodology. For some impairment calculations, we may use an income approach with a discounted cash flow technique. For other calculations, we may use a market approach based on prices and other information generated by market transactions. We deduct the incremental cost of disposing of the asset in determining FVLCD. We do not calculate value in use if there is no impairment under FVLCD.

Refer to note 24 for significant assumptions and estimates.

Long-lived assets (IAS 16, IAS 36, IAS 38)

Long-lived assets (IAS 16, IAS 36, IAS 38)

For property, plant and equipment and finite-lived intangible assets, we review for indicators of impairment at each reporting period. We perform this review at the CGU level. A CGU may be a single asset or a group of assets if we cannot identify independent cash flows from an asset. If indicators of impairment of a CGU exist, we will calculate its recoverable amount.

We perform an impairment test of goodwill and indefinite-lived intangibles in the fourth quarter annually or earlier if indicators of impairment exist. We allocate goodwill to CGU groups based on the level at which goodwill is monitored internally by management. This level does not exceed the level of our operating segments before aggregation.

We determine CGUs based on geographic regions, economic and commercial influences, product lines, extent of shared infrastructure and interdependence of cash flows. We grouped (a) Wholesale assets by product lines because of differing production processes and inputs for each nutrient and (b) Retail assets by geographic regions based on customers, products and distribution methods.

We have allocated substantially all of the carrying amount of goodwill to two groups of CGUs within the Retail business unit: Retail – North America and Retail – Australia.

Foreign currency (IAS 21)

Foreign currency (IAS 21)

The U.S. dollar is the presentation currency of our consolidated financial statements. We also make judgments about whether an entity may have multiple branches with different functional currencies. As at July 1, 2017, we changed the functional currency for certain operations from Canadian dollar to U.S. dollar due to changing market metrics and operational changes. The majority of our operations use Australian dollar or U.S. dollar as the functional currency.

In determining the functional currency of our operations, we primarily considered the currency that determines the pricing of transactions rather than focusing on the currency in which transactions are denominated.

Disclosure of expected impact of initial application of new standards or interpretations [line items]
Recent accounting pronouncements	c) Recent accounting pronouncements The IASB has issued the following accounting pronouncements, which we have either adopted or will adopt in the future, and which could have a material impact.
IFRS 15 - Revenue from Contracts with Customers [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Recent accounting pronouncements

IFRS 15 Revenue from Contracts with Customers

Revenue from Contracts with Customers establishes a new model for revenue earned from a contract with a customer. The standard provides specific guidance on identifying separate performance obligations in the contract and allocating the transaction price to the separate performance obligations in an amount that reflects the total consideration to which an entity expects to be entitled during the term of the contract. The standard also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and related cash flows.

Agrium will adopt the standard on the effective date of January 1, 2018. Agrium will adopt the standard using the modified retrospective approach with the cumulative-effect of the adjustment recognized at the date of adoption, subject to allowable and elected practical expedients.

In adopting IFRS 15, we completed a review of all our contracts with customers. Since our contracts are primarily short-term in nature and generally do not include significant multiple deliverable components, there will be no material impact of adoption. In addition, our accounting for variable consideration before adoption was substantially similar to the requirements of IFRS 15.

We expect that our consolidated financial statements will include expanded disclosures about revenues from contracts with customers and are drafting the relevant disclosures to reflect the requirements of the new standard. In addition to ensuring that the accounting and disclosure requirements of IFRS 15 are met, we also continue to address any system and process changes necessary to compile the information to meet the recognition and disclosure requirements of the standard. We have also assessed the impact of the standard on internal controls over financial reporting and plan to make modifications to our controls on adoption.

IFRS 16 Leases [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Recent accounting pronouncements

IFRS 16 Leases

Leases applies a single model for all recognized leases, which requires recognition of lease-related assets and liabilities and the related interest and depreciation expense in the consolidated financial statements.

Agrium will adopt the standard on the effective date of January 1, 2019.

We have completed a lease inventory and review of existing lease agreements and have considered other agreements that could contain leases. We are currently evaluating transition and implementation impacts and will continue to do so in 2018. We are assessing the adoption application guidance and have not chosen a method for adoption. However, we expect that adoption will result in a material increase in our assets and liabilities and will result in material reclassifications of interest and depreciation expense within our consolidated statement of operations. However, we are not able now to provide a precise estimate of the impact. Once we complete further phases of our review, we will estimate and quantify the impact on our consolidated financial statements.

IFRIC 23 Uncertainty over Income Tax Treatments [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Recent accounting pronouncements

Other recent pronouncements

We adopted the following accounting pronouncements without material impact.

New IFRIC 23 - Uncertainty over Income Tax Treatments provides additional guidance when there is uncertainty over income tax treatments under IAS 12. Agrium will adopt beginning January 1, 2019.

Other various IFRS changes [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Recent accounting pronouncements

Amended Various IAS 7 Statement of Cash Flows, IAS 12 Income Taxes, IFRS 2 Share-based Payment, IFRIC 22 Foreign Currency Transactions and Advance Consideration

We adopted amendments to IAS 7 and IAS 12 on January 1, 2017. We expect to adopt IFRS 2 and IFRIC 22 beginning January 1, 2018.